NOTES PAYABLE (Details Narrative) - USD ($)							9 Months Ended
	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024	Sep. 30, 2025	Sep. 30, 2024
Debt interest rate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Principal amount	$ 31,250	$ 31,250	$ 279,878	$ 40,625	$ 62,500	$ 1,066,391	$ 9,687,500
Gross proceeds	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000		$ 257,645
Debt interest stated percentage	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Debt unamortized discount	$ 6,250	$ 6,250	$ 46,646	$ 8,125	$ 12,500	$ 213,278	$ 5,943,425
Aspire Biopharma Inc [Member]
Debt interest rate			20.00%	20.00%	20.00%	20.00%
Principal amount			$ 279,878	$ 40,625	$ 62,500	$ 1,066,391
Gross proceeds			$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Debt interest stated percentage			5.00%	5.00%	5.00%	5.00%
Debt unamortized discount			$ 46,646	$ 8,125	$ 12,500	$ 213,278